Assets Held at Refco Capital Markets, Ltd. (Narrative) (Details) (USD $)	0 Months Ended					1 Months Ended
	Jun. 07, 2007	Apr. 20, 2007	Dec. 29, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2005 LLC Equity/Non-Trading [Member]	Oct. 31, 2005 LLC Equity/Non-Trading [Member]
Cash Cash Equivalents And Marketable Securities [Line Items]
Fixed income securities held by affiliate				$ 11,003,681	$ 21,870,890		$ 57,544,206
Substitute units held by affiliate							2,273,288
Cash and cash equivalents on deposit with affiliate				8,659,507	9,596,823		1,000,000
Assets held in trust						56,544,206
Impairment charge of assets held by affiliate	3,590,557	3,856,315	6,643,944			39,580,944
Net asset held by trust						$ 16,963,262
Percentage decrease in asset held in trust to original value of assets						30.00%